Investment Valuation - Trust Account (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	May 29, 2018	May 18, 2018
Assets measured at fair value
Assets placed in trust account	$ 232,300,000	$ 232,300,000	$ 30,300,000
Interest yield on investments (as a percent)	0.025%	1.50%
IPO
Assets measured at fair value
Assets placed in trust account				$ 202,000,000